Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Examination [Line Items]
Loss before income taxes	$ 301.4	$ 287.9	$ 188.4
Effective income tax rate	(5.37%)	(3.89%)	(1.32%)
Unrecognized tax benefits, interest and penalties	$ 0.5	$ 0.3	$ 0.5
Unrecognized tax benefits, income tax penalties and interest accrued	10.4	9.0
BERMUDA
Income Tax Examination [Line Items]
Loss before income taxes	$ 76.4	$ 390.7	$ 4.0